UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22077

Prospector Funds, Inc.
 (Exact name of registrant as specified in charter)

370 Church Street
Guilford, CT 06437
 (Address of principal executive offices) (Zip code)

Peter N. Perugini, Jr.
Prospector Partners Asset Management, LLC
370 Church Street
Guilford, CT 06437
 (Name and address of agent for service)

(203) 458-1500
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2017

Date of reporting period:  March 31, 2017

Item 1. Schedule of Investments.

Schedule of Investments March 31, 2017 (unaudited)

Prospector Capital Appreciation Fund

Description	Shares	Value
COMMON STOCKS - 73.0%
Banks - 0.5%
Comerica	1,900	$130,302
Consumer Discretionary - 2.5%
Darden Restaurants	2,400	200,808
Lowe's Companies	5,500	452,155
		652,963
Consumer Staples - 14.9%
Campbell Soup	4,100	234,684
Coca-Cola	15,700	666,308
Colgate-Palmolive	6,100	446,459
Diageo - ADR	3,430	396,439
Energizer Holdings	2,200	122,650
Mondelez International, Class A	13,850	596,658
Nestle	6,300	483,357
Tootsie Roll Industries	14,439	539,280
Walgreens Boots Alliance	5,150	427,708
		3,913,543
Diversified Financial Services - 3.4%
Invesco	7,800	238,914
Leucadia National	10,300	267,800
T. Rowe Price Group	5,600	381,640
		888,354
Energy - 5.9%
Clayton Williams Energy *	2,000	264,160
Hess	10,800	520,668
Noble Energy	10,600	364,004
Suncor Energy	12,600	387,450
		1,536,282
Healthcare - 9.1%
Abbott Laboratories	14,600	648,386
AstraZeneca - ADR	12,100	376,794
GlaxoSmithKline - ADR	12,850	541,756
Johnson & Johnson	4,900	610,295
Merck & Co.	3,100	196,974
		2,374,205
Industrials - 1.6%
Eaton	5,750	426,362

Information Technology - 7.7%
Automatic Data Processing	4,000	409,560
FARO Technologies, Inc. *	2,300	82,225
FLIR Systems	18,150	658,482
Microsoft	7,050	464,313
Paychex	3,000	176,700
Science Applications International	3,200	238,080
		2,029,360
Insurance - 17.9%
Aflac	1,800	130,356
Berkshire Hathaway, Class B *	3,400	566,712
Brown & Brown	14,400	600,768

First American Financial	10,300	404,584
Hanover Insurance Group	3,100	279,186
Hartford Financial Services Group	16,200	778,734
Loews	9,100	425,607
MetLife	2,500	132,050
RenaissanceRe Holdings	3,414	493,835
Selective Insurance Group	6,500	306,475
Validus Holdings	10,300	580,817
		4,699,124
Metals & Mining - 0.4%
Alamos Gold, Class A	12,322	98,946
Paper & Forest Products - 3.6%
Domtar	15,851	578,878
Louisiana-Pacific *	14,800	367,336
		946,214
Real Estate - 3.6%
Four Corners Property Trust	21,348	487,375
Howard Hughes *	1,900	222,775
Mid-America Apartment Communities	2,378	241,938
		952,088
Telecommunication Services - 1.9%
Telephone & Data Systems	18,800	498,388
Total Common Stocks
(Cost $15,723,684)		19,146,131
	Par
CONVERTIBLE BONDS - 19.5%
Consumer Discretionary - 2.0%
Shutterfly
0.250%, 05/15/2018	$523,000	522,346
Healthcare - 2.6%
Hologic
0.000%, 12/15/2043	550,000	680,625
Industrials - 3.1%
Chart Industries
2.000%, 08/01/2018	825,000	814,687
Information Technology - 6.7%
Akamai Technologies
0.000%, 02/15/2019	290,000	286,919
Electronics For Imaging
0.750%, 09/01/2019	607,000	659,354
Verint Systems
1.500%, 06/01/2021	810,000	798,356
		1,744,629
Metals & Mining - 2.0%
RTI International
1.625%, 10/15/2019	460,000	534,175
Real Estate - 3.1%
Forestar Group
3.750%, 03/01/2020	825,000	818,813
Total Convertible Bonds
(Cost $5,054,027)		5,115,275

CORPORATE BONDS - 2.3%
Consumer Staples - 1.0%
CVS Health
2.250%, 08/12/2019	263,000	264,773

Healthcare - 1.3%
Amgen
2.200%, 05/22/2019	350,000	352,313
Total Corporate Bonds
(Cost $615,836)		617,086
	Shares
SHORT-TERM INVESTMENT - 4.6%
Invesco Treasury Portfolio, 0.631%^
(Cost $1,202,007)	1,202,007	1,202,007

Total Investments - 99.4%
(Cost $22,595,554)		26,080,499
Other Assets and Liabilities, Net - 0.6%		155,386
Total Net Assets - 100.0%		$26,235,885

*	Non-income producing security
ADR - American Depositary Receipt
^	The rate shown is the annualized seven-day effective yield as of March 31, 2017.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2017, the Fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total
Common Stocks	$19,146,131	$-	$-	$19,146,131
Convertible Bonds	-	5,115,275	-	5,115,275
Corporate Bonds	-	617,086	-	617,086
Short-Term Investment	1,202,007	-	-	1,202,007
Total Investments	$20,348,138	$5,732,361	$-	$26,080,499

Transfers between levels are recognized at the beginning of the reporting period.  During the period ended March 31, 2017, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments March 31, 2017 (unaudited)

Prospector Opportunity Fund

Description	Shares	Value
COMMON STOCKS - 91.8%
Banks - 20.0%
Bank of N.T. Butterfield & Son	46,300	$1,477,433
Beneficial Bancorp	79,800	1,276,800
Blue Hills Bancorp	49,700	887,145
BSB Bancorp*	23,400	661,050
Capital Bank Financial, Class A	19,200	833,280
Capital City Bank Group	16,100	344,379
Central Pacific Financial	40,900	1,249,086
Citigroup	15,970	955,325
Clifton Bancorp	25,372	410,773
Comerica	7,900	541,782
First Connecticut Bancorp	47,300	1,173,040
HomeTrust Bancshares*	118,400	2,782,400
KeyCorp	109,600	1,948,688
OceanFirst Financial	44,100	1,242,517
Oritani Financial	40,450	687,650
SI Financial Group	51,200	719,360
Stonegate Bank	10,500	494,445
Waterstone Financial	100,100	1,826,825
Western New England Bancorp	197,035	2,068,868
		21,580,846
Chemicals - 1.6%
H.B. Fuller	32,300	1,665,388
Consumer Discretionary - 8.7%
Darden Restaurants	16,400	1,372,188
Del Frisco's Restaurant Group*	131,400	2,371,770
Habit Restaurants*	55,800	987,660
Home Depot	11,900	1,747,277
Hyatt Hotels, Class A*	16,600	896,068
Noodles & Company*	158,263	910,012
Ruth's Hospitality Group	53,800	1,078,690
		9,363,665
Consumer Staples - 9.1%
Church & Dwight	37,000	1,845,190
Coca-Cola	25,300	1,073,732
Diageo - ADR	10,600	1,225,148
Mondelez International, Class A	48,200	2,076,456
Nestle	17,600	1,350,332
Stock Spirits Group	456,000	1,068,370
Tootsie Roll Industries	32,139	1,200,395
		9,839,623
Diversified Financial Services - 8.0%
Federated Investors, Class B	76,000	2,001,840
Franklin Resources	40,900	1,723,526
Invesco	48,100	1,473,303
Leucadia National	50,500	1,313,000
T. Rowe Price Group	30,700	2,092,205
		8,603,874

Energy - 2.9%
Hess	35,100	1,692,171
Noble Energy	42,400	1,456,016
		3,148,187
Healthcare - 5.8%
Aralez Pharmaceuticals*	137,200	293,608
AstraZeneca - ADR	16,200	504,468
GlaxoSmithKline - ADR	24,500	1,032,920
Haemonetics*	21,900	888,483
Invacare	37,500	446,250
Merck & Co.	15,448	981,566
Patterson Companies	45,700	2,067,011
		6,214,306
Industrials - 3.0%
CIRCOR International	23,300	1,384,952
Landstar System	13,100	1,122,015
Powell Industries	21,300	733,572
		3,240,539
Information Technology - 9.2%
FARO Technologies, Inc.*	22,200	793,650
FLIR Systems	56,800	2,060,704
Maxim Integrated Products	20,300	912,688
Microsoft	26,600	1,751,876
Paychex	26,000	1,531,400
Synopsys*	9,600	692,448
VeriSign*	9,900	862,389
Xilinx	23,500	1,360,415
		9,965,570
Insurance - 20.0%
Brown & Brown	77,600	3,237,472
CNA Financial	15,100	666,967
Hanover Insurance Group	18,300	1,648,098
Hartford Financial Services Group	22,100	1,062,347
Hiscox	102,800	1,409,049
Lancashire Holdings	129,800	1,093,660
Primerica	14,900	1,224,780
RenaissanceRe Holdings	17,300	2,502,445
Safety Insurance Group	7,400	518,740
Selective Insurance Group	23,600	1,112,740
State National Companies	83,400	1,200,960
Torchmark	34,200	2,634,768
Validus Holdings	57,500	3,242,425
		21,554,451
Metals & Mining - 1.7%
Kinross Gold*	79,800	280,098
Newmont Mining	44,900	1,479,904
Victoria Gold*	96,500	43,010
		1,803,012
Paper & Forest Products - 0.4%
Domtar	12,300	449,196
Real Estate - 1.4%
Cousins Properties	130,892	1,082,477
Easterly Government Properties	200	3,958
Four Corners Property Trust	18,547	423,428
		1,509,863
Total Common Stocks
(Cost $80,259,221)		98,938,520

	Par
CONVERTIBLE BOND - 0.4%
Real Estate - 0.4%
Forestar Group
3.750%, 03/01/2020
(Cost $465,757)	$450,000	446,625
	Shares
SHORT-TERM INVESTMENT - 8.8%
Invesco Treasury Portfolio, 0.631%^
(Cost $9,487,001)	9,487,001	9,487,001

Total Investments - 101.0%
(Cost $90,211,979)		108,872,146
Other Assets and Liabilities, Net - (1.0)%		(1,031,993)
Total Net Assets - 100.0%		$107,840,153

*	Non-income producing security
ADR - American Depositary Receipt
^	The rate shown is the annualized seven-day effective yield as of March 31, 2017.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2017, the Fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total
Common Stocks	$98,938,520	$-	$-	$98,938,520
Convertible Bonds	-	446,625	-	446,625
Short-Term Investment	9,487,001	-	-	9,487,001
Total Investments	$108,425,521	$446,625	$-	$108,872,146

Transfers between levels are recognized at the beginning of the reporting period.  During the period ended March 31, 2017, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows*:

	Capital Appreciation Fund	Opportunity Fund
Cost of investments	$22,595,554	$90,211,979

Gross unrealized appreciation	3,762,149	21,581,559
Gross unrealized depreciation	(277,204)	(2,821,392)
Net unrealized appreciation	$3,484,945	$18,760,167

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prospector Funds, Inc.

By (Signature and Title)  /s/ John D. Gillespie
   John D. Gillespie, President

Date  May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ John D. Gillespie
   John D. Gillespie, President

Date  May 25, 2017

By (Signature and Title)  /s/ Peter N. Perugini
   Peter N. Perugini, Treasurer

Date  May 25, 2017